Revenue	6 Months Ended
Jun. 30, 2025
Revenue [Abstract]
REVENUE
17	REVENUE

	For the six months ended June 30,
	2024	2025	2025
	RM	RM	Convenience Translation USD
Revenue from services	14,100,682	29,121,218	6,912,721
Revenue from tangible products	5,554,760	18,746,215	4,449,929
Revenue from non-related parties	19,655,442	47,867,433	11,362,650

Total revenue	19,655,442	47,867,433	11,362,650

Revenue from services
Performance obligation satisfied over time
Subscription services	6,492,876	13,465,340	3,196,368
Software consultation and development services	3,228,802	6,161,113	1,462,509
Social media management services	1,876,013	3,501,177	831,101
Data management & analysis services	2,502,991	5,993,588	1,422,743
	14,100,682	29,121,218	6,912,721

Revenue from tangible products
Performance obligation satisfied at point in time
Food ordering kiosk with screen	2,932,245	10,575,550	2,510,397
Power bank charging station	2,622,515	8,170,665	1,939,532
	5,554,760	18,746,215	4,449,929

Total revenue	19,655,442	47,867,433	11,362,650

Transaction price allocated to remaining performance obligation

Management expects that the transaction price allocated to remaining unsatisfied (or partially unsatisfied) performance obligation as at June 30, 2024 and 2025 may be recognized as revenue in the next reporting periods as follows:

	As of
	June 30, 2024	December 31, 2024	June 30, 2025	June 30, 2025
	RM	RM	RM	Convenience Translation USD
Unsatisfied and partially unsatisfied performance obligation	764,580	-	-	-

Unsatisfied performance obligation solely consists of deferred revenue, money received for goods or services not yet delivered or performed.